THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 7.3%
	INSURANCE - 7.3%
5	Berkshire Hathaway, Inc., Class A(a)	$ 2,713,125
	TOTAL COMMON STOCKS (Cost $594,820)

	EXCHANGE-TRADED FUNDS — 89.9%
	EQUITY - 89.9%
37,625	Financial Select Sector SPDR Fund	1,414,700
17,400	Invesco QQQ Trust Series 1	7,125,648
20,899	iShares Core S&P Small-Cap ETF	2,262,317
8,674	iShares Russell 2000 ETF	1,740,959
7,850	iShares Semiconductor ETF	4,522,385
11,400	SPDR Dow Jones Industrial Average ETF Trust	4,296,318
8,920	SPDR S&P 500 ETF Trust	4,239,765
45,000	VanEck Semiconductor ETF	7,869,150
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,399,922)	33,471,242

	OPEN END FUNDS — 2.5%
	EQUITY - 2.1%
18,317	Fidelity Low-Priced Stock Fund	807,218

	FIXED INCOME - 0.4%
56,751	Franklin Income Fund, Advisor Class	131,094
44	John Hancock High Yield Fund, Class I	135
125	PIMCO High Yield Fund, Institutional Class	995
		132,224

	TOTAL OPEN END FUNDS (Cost $883,687)	939,442

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS - 0.3%
113,961	STIT - Government & Agency Portfolio, Institutional Class, 5.27% (Cost $113,961)(b)	$ 113,961

	TOTAL INVESTMENTS - 100.0% (Cost $13,992,390)	$ 37,237,770
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(13,680)
	NET ASSETS - 100.0%	$ 37,224,090

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2023.